Co-Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Co-investments in funds	$ 82,467	$ 55,595
Total co-investments	$ 82,467	$ 55,595	$ 56,894